Tax - Schedule of Statutory Position and Tax Disclosure (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 3,917	£ 4,785
Deferred tax liabilities	(146)	(125)
Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	3,917	4,785
Deferred tax liabilities	(146)	(125)
Net deferred tax asset at 31 December	3,771	4,660
Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	5,431	6,599
Deferred tax liabilities	(1,660)	(1,939)
Net deferred tax asset at 31 December	£ 3,771	£ 4,660